Significant Accounting Policies (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($) shares
Significant Accounting Policies [Line Items]
Restricted cash	$ 118
Long-lived assets, impairment losses
Number of operating segments	1
Goodwill impairment
Research and development grants	$ 800	$ 516	$ 505
Allowance for doubtful accounts	752	759
Bad debt expense	(314)	(73)	672
Severance expense	$ 53	$ 26	105
Proceeds from sale of investment in affiliate			$ 194
Investment in affiliate
Loss from sale of investment in affiliate			$ 1,289
Anti-dilutive securities | shares	6,402,517	5,837,758	4,864,218
Minimum [Member]
Significant Accounting Policies [Line Items]
Intangible assets, useful life	2 years
Revenue Recognition Service Term	1 year
Maximum [Member]
Significant Accounting Policies [Line Items]
Intangible assets, useful life	14 years
Revenue Recognition Service Term	3 years